Bruce Fund, Inc.
Schedule of Investments
September 30, 2024 - (Unaudited)
COMMON STOCKS — 74.9 % Shares Fair Value
Communications — 5. 1%
AT&T, Inc. 900,000 $ 19,800,000
Sirius XM Holdings, Inc. 55,784 1,319,292
21,119,292
Consumer Staples — 5.1%
Archer-Daniels-Midland Co. 100,000 5,974,000
Bunge Global SA 80,000 7,731,200
Darling Ingredients, Inc.
(a)
190,000 7,060,400
20,765,600
Financials — 7.4%
AerCap Holdings N.V. (Ireland) 80,000 7,577,600
Allstate Corp. (The) 120,000 22,758,000
30,335,600
Health Care — 20.7%
908 Devices, Inc.
(a)
68,286 236,952
Abbott Laboratories 144,500 16,474,445
AbbVie, Inc. 110,000 21,722,801
Bausch Health Cos., Inc. (Canada)
(a)
300,000 2,448,000
Caribou Biosciences, Inc.
(a)
300,000 588,000
EDAP TMS SA - ADR (France)
(a)
529,794 1,350,975
Fate Therapeutics, Inc.
(a)
350,000 1,225,000
IGM Biosciences, Inc.
(a)
100,000 1,654,000
Kodiak Sciences, Inc.
(a)
423,000 1,104,030
LAVA Therapeutics N.V. (Netherlands)
(a)
771,874 1,281,311
MannKind Corp.
(a)
195,073 1,227,009
Merck & Co., Inc. 200,000 22,712,000
Organon & Co. 30,000 573,900
Personalis , Inc.
(a)
300,000 1,614,000
Pfizer, Inc. 250,000 7,235,000
Supernus Pharmaceuticals, Inc.
(a)
82,105 2,560,034
Viatris , Inc. 55,835 648,244
84,655,701
Industrials — 11.4%
Insteel Industries, Inc. 343,423 10,677,021
U-Haul Holding Co.
(a)
68,000 5,268,640
U-Haul Holding Co., Class B 430,000 30,960,000
46,905,661
Materials — 1.6%
Ashland, Inc. 15,000 1,304,550
Newmont Corp. 100,000 5,345,000
6,649,550
Technology — 2.4%
Apple, Inc. 30,000 6,990,000
Vicor Corp.
(a)
70,000 2,947,000
9,937,000
Utilities — 21.2%
Avista Corp. 200,000 7,750,000
CMS Energy Corp. 300,000 21,189,000

Bruce Fund, Inc.
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COMMON STOCKS — 74.9% - continued Shares Fair Value
Utilities — 21.2% - continued
Duke Energy Corp. 190,000 $ 21,907,000
NextEra Energy, Inc. 280,000 23,668,399
Xcel Energy, Inc. 190,000 12,407,000
86,921,399
Total Common Stocks (Cost $163,343,767) 307,289,803
U.S. GOVERNMENT BONDS — 3.6%
Principal
Amount
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 13,206,039
U.S. Treasury "Strips", 0.00% , 5/15/2053 5,000,000 1,559,692
Total U.S. Government Bonds (Cost $13,174,456) 14,765,731
CONVERTIBLE CORPORATE BONDS — 0.4%
Health Care — 0.4%
Accelerate Diagnostics, Inc., 5.00%, 12/15/2026
(b)
3,212,268 1,284,907
Acorda Therapeutics, Inc., 6.00%, 12/1/2024
(b) (c) (d)
5,000,000 200,000
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(b) (c) (d)(e)
1,500,000 150
Total Convertible Corporate Bonds (Cost $6,009,836) 1,485,057
MONEY MARKET FUNDS - 21.0% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 4.83%
(f)
86,028,719 86,028,719
Total Money Market Funds (Cost $86,028,719) 86,028,719
Total Investments — 99.9% (Cost $268,556,778) 409,569,310
Other Assets in Excess of Liabilities — 0.1% 341,656
NET ASSETS — 100.0% $ 409,910,966
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of September 30, 2024 was $1,485,057, representing 0.4% of net assets.
(c) In default.
(d) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as September 30, 2024 was $150, representing 0.0% of net assets.
(f) Rate disclosed is the seven day effective yield as of September 30, 2024.
ADR - American Depositary Receipt

Bruce Fund, Inc.
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
Restricted Securities
The Fund has acquired securities, the sale of which is restricted, through private placement.
At September 30, 2024, the aggregate market value of such securities listed below amounted to
$150, or 0.0% of the Fund’s net assets. 100% of the restricted securities are valued according to fair value procedures approved by the Board of Directors. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.
The table below shows the restricted securities held by the Fund as of September 30, 2024:
Issuer Description
Acquisition
Date
Principal
Amount Cost  Value
Convertible Corporate Bonds
Synergy Pharmaceuticals, Inc., 7.50%,
11/1/19
3/4/2015  $1,500,000  $702,290  $150
COMMON STOCKS — 74.9% - continued Shares Fair Value
Utilities — 21.2% - continued
Duke Energy Corp. 190,000 $ 21,907,000
NextEra Energy, Inc. 280,000 23,668,399
Xcel Energy, Inc. 190,000 12,407,000
86,921,399
Total Common Stocks (Cost $163,343,767) 307,289,803
U.S. GOVERNMENT BONDS — 3.6%
Principal
Amount
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 13,206,039
U.S. Treasury "Strips", 0.00% , 5/15/2053 5,000,000 1,559,692
Total U.S. Government Bonds (Cost $13,174,456) 14,765,731
CONVERTIBLE CORPORATE BONDS — 0.4%
Health Care — 0.4%
Accelerate Diagnostics, Inc., 5.00%, 12/15/2026
(b)
3,212,268 1,284,907
Acorda Therapeutics, Inc., 6.00%, 12/1/2024
(b) (c) (d)
5,000,000 200,000
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(b) (c) (d)(e)
1,500,000 150
Total Convertible Corporate Bonds (Cost $6,009,836) 1,485,057
MONEY MARKET FUNDS - 21.0% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 4.83%
(f)
86,028,719 86,028,719
Total Money Market Funds (Cost $86,028,719) 86,028,719
Total Investments — 99.9% (Cost $268,556,778) 409,569,310
Other Assets in Excess of Liabilities — 0.1% 341,656
NET ASSETS — 100.0% $ 409,910,966
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of September 30, 2024 was $1,485,057, representing 0.4% of net assets.
(c) In default.
(d) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as September 30, 2024 was $150, representing 0.0% of net assets.
(f) Rate disclosed is the seven day effective yield as of September 30, 2024.
ADR - American Depositary Receipt